Note 11 - Income Taxes	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
NOTE
11.
INCOME TAXES

The Company files a consolidated federal income tax return and certain combined state and local income tax returns with its subsidiaries. Income taxes consist of the following:

2016	Federal	State	Total
Current income tax expense	$54,000	$332,000	$386,000
Deferred income tax expense (benefit)	3,012,000	(308,000)	2,704,000
Total income tax expense	$3,066,000	$24,000	$3,090,000

2015	Federal	State	Total
Current income tax expense (benefit)	$(93,000)	$23,000	$(70,000)
Deferred income tax expense	$233,000	$30,000	$263,000
Total income tax expense	$140,000	$53,000	$193,000

The income tax provision related to pre - tax (loss) income vary from the federal statutory rate as follows:

		Years Ended September 30,
		2016	2015
Statutory federal rate		(34.0)%	34.0%
State income taxes, net of federal income tax benefit		(8.2)%	7.3%
Permanent differences for tax purposes	(a)	35.4%	9.4%
Write-off of deferred tax asset attributable to change in ownership (see below)		128.9%	-%
Other		3.1%	(10.4)%
		125.2%	40.3%

(a) Includes
$2,285,000
(31.5%)
attributable to non - deductible expenses related to the transaction with Fortress (see Note
18).

Significant components of the Company’s net deferred tax assets in the accompanying financial statements are as follows:

	September 30,
	2016	2015
Deferred tax assets (liabilities):
Net operating loss carryforwards	$6,951,000	$11,210,000
Federal AMT credit carryforward	272,000	211,000
Contingent consideration	168,000	205,000
Fixed assets	256,000	169,000
Stock based compensation	640,000	541,000
Other temporary differences	1,171,000	371,000
Intangibles	(500,000)	(1,045,000)
Total deferred tax assets	$8,958,000	$11,662,000

At
September
30,
2016,
the Company had available federal net operating loss carryforwards of approximately
$20
million, which includes approximately
$6
million resulting from the Gilman acquisition, and state net operating loss carryforwards of approximately
$2.5
million, principally from the Gilman acquisition in
October
2013
that
may
be applied against future taxable income and expire at various dates between
2020
and
2033.

Due to the change in ownership resulting from the completion of the Offer discussed in Note
18,
the Company's deferred tax asset relating to the Company's net operating loss carry forwards will be subject to an annual limitation under Section
382
of the Internal Revenue Code, thereby reducing the amount of net operating loss carry forwards available to the Company to offset future taxable income. Such reduction resulted in a write - off of deferred income taxes of
$3,185,000
in
2016.

Authoritative guidance for uncertainty in income tax requires the Company to determine whether a tax position is more - likely - than - not to be sustained upon examination by the applicable taxing authority, including the resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than
50%
likely of being realized upon ultimate settlement, which could result in the Company recording a tax liability or reducing a deferred tax asset related to net operating loss carryforwards. The Company reviews and evaluates tax positions in its major jurisdictions and determines whether or not there are uncertain tax positions that require financial statement recognition. Based on this review, the Company has determined that the guidance for uncertainty in income taxes has no impact on its consolidated financial statements as of
September
30,
2016.
The Company will recognize tax - related interest and penalties, if applicable, related to liabilities for uncertain tax positions as a component of income tax expense.